DEBT - Convertible debt agreements (Details)			1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 06, 2022 USD ($) $ / shares shares	Aug. 26, 2022 USD ($) shares	Apr. 30, 2021 USD ($)	Jan. 31, 2020 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) D $ / shares
Debt
Exercise price of warrants | $ / shares								$ 11.50
Loss on debt extinguishment					$ (9,743,043)	$ (9,743,043)	$ (192,731)	$ (2,597,842)
Threshold trading days | D								20
Threshold consecutive trading days | D								30
Convertible stock price trigger | $ / shares								$ 18.00
Convertible conversion ratio								86.95652173913043
Principal amount								$ 1,000
Aggregate principal amount								25.00%
Convertible debt agreements
Debt
Equipment financing arrangements to purchase capital equipment		$ 30,000,000
Subordinated convertible notes
Debt
Equipment financing arrangements to purchase capital equipment		17,450,000
Issuance of stock (in shares) | shares	36,469
Senior Convertible Notes
Debt
Equipment financing arrangements to purchase capital equipment	$ 16,960,000	16,960,000
Maturity	3 years
Interest rate per annum	9.00%
Senior Convertible Notes | Senior Convertible Notes warrants
Debt
Number of common stock shares, called by warrants | shares	169,597
Exercise price of warrants | $ / shares	$ 11.50
Subordinated Convertible Notes
Debt
Equipment financing arrangements to purchase capital equipment	$ 17,450,000
Maturity	3 years							3 years
Issuance of stock (in shares) | shares	290,244
Subordinated Convertible Notes | Senior Convertible Notes warrants
Debt
Number of common stock shares, called by warrants | shares	1,745,310
Subordinated Convertible Notes | Prime Rate [Member]
Debt
Spread on interest rate	9.00%							9.00%
Subordinated Loan and Security Agreement
Debt
Equipment financing arrangements to purchase capital equipment		$ 2,547,879
Number of common stock shares, called by warrants | shares		296,456
Issuance of stock (in shares) | shares		42,464
Subordinated debt								$ 0
Loss on debt extinguishment								$ (2,405,111)
First loan and security agreement with a lender
Debt
Equipment financing arrangements to purchase capital equipment				$ 3,800,000
Maturity				4 years
Second loan and security agreement with a lender
Debt
Equipment financing arrangements to purchase capital equipment			$ 2,000,000
Maturity			3 years